Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Supplement dated January 30, 2017
to the

Buffalo Funds®
Statement of Additional Information dated July 29, 2016
as previously supplemented

Buffalo High Yield Fund (BUFHX)
Buffalo Mid Cap Fund (BUFMX)
Buffalo Small Cap Fund (BUFSX)

This supplement amends the Statement of Additional Information of the Buffalo Funds dated July 29, 2016, as previously supplemented.

Effective January 19, 2017, Mr. Alexander Hancock no longer serves as a co-portfolio manager of the Buffalo High Yield Fund.  All references to Mr. Alexander Hancock as a co-portfolio manager of the Buffalo High Yield Fund in the SAI are hereby removed.

Also effective January 19, 2017, Mr. Scott Moore has been added as a co-portfolio manager of the Buffalo Mid Cap Fund and Mr. Alexander Hancock has been added as a co-portfolio manager of the Buffalo Small Cap Fund.  Accordingly, the Statement of Additional Information is revised as described below.

The following disclosures are amended under the section entitled “Portfolio Managers of the Funds”:

Alexander Hancock, CFA, Co-Portfolio Manager.  Mr. Hancock has been an investment professional since 1998 and joined KCM in 2002.  Previously, Mr. Hancock was a private equity analyst at ClearLight Partners, LLC and an analyst in the investment banking division of Salomon Smith Barney.  He holds a B.A. in Economics from Dartmouth College.  Mr. Hancock has served as co-portfolio manager of the Small Cap Fund since 2017.

Scott Moore, CFA, Co-Portfolio Manager.  Mr. Moore has been an investment professional since 1997 and joined KCM in 2005.  Previously, Mr. Moore was an equity investment analyst with the Montana Board of Investments in Helena, Montana.  Mr. Moore holds an M.B.A. from the University of Missouri-Kansas City and B.S. in Business Administration from the University of Missouri-Columbia.  Mr. Moore has served as a co-portfolio manager of the Dividend Focus Fund since its inception in 2012 and the Mid Cap Fund since 2017.

Other Accounts Managed by Portfolio Managers:

	Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo High Yield Fund
Paul Dlugosch	2	$932.7 million	0	N/A	0	N/A
Jeffrey Sitzmann	0	N/A	0	N/A	0	N/A
Jeff K. Deardorff	0	N/A	0	N/A	0	N/A

Buffalo Mid Cap Fund
Robert Male	1	$965.3 million	4	$114.0 million	7	$21.6 million
Dave Carlsen	2	$1.4 billion	6	$164.1 million	2	$3.4 million
Scott Moore(1)	1	$48.9 million	2	$49.9 million	1	$970,000

Buffalo Small Cap Fund
Robert Male	1	$458.4 million	4	$114.0 million	7	$21.6 million
Jamie Cuellar	0	N/A	2	$58.8 million	7	$21.6 million
Alexander Hancock(1)	0	N/A	2	$53.2 million	3	$10.9 million
(1)	As of December 31, 2016.

Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2016:

Portfolio Manager	Dollar Range in Portfolio

Buffalo High Yield Fund
Paul Dlugosch	$100,001 - $500,000
Jeffrey Sitzmann	$50,001 - $100,000
Jeff K. Deardorff	$10,001 - $50,000

Buffalo Mid Cap Fund
Robert Male	$100,001 - $500,000
Dave Carlsen	$100,001 - $500,000
Scott Moore	None

Buffalo Small Cap Fund
Robert Male	$100,001 – $500,000
Jamie Cuellar	$100,001 - $500,000
Alexander Hancock	$50,001 - $100,000

Please retain this Supplement with your
Statement of Additional Information for reference.